LOAN PAYABLE (Tables)	6 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
SCHEDULE OF BANK BORROWINGS

Bank borrowings are as follows as of September 30, 2025 and March 31, 2025:

	Interest rate	September 30, 2025	March 31, 2025
HSBC (Hong Kong) – 100% Guarantee Loan	3.00%	$473,566	$473,566

Less: current portion of long-term bank borrowings		(2,664)	(378)
Non-current portion of long-term bank borrowings		$470,902	$473,188

SCHEDULE OF MATURITIES OF LOAN PAYABLE	Maturities of the bank borrowings were as follows:
As of
September 30, 2025
2026	10,739
2027	46,963
Thereafter	415,864
Total bank borrowings repayments	$473,566